15. Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-financial Assets And Liabilities Details 3
Cost of interest	$ 20,857	$ 22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	0
Expense recognized during the year	$ 30,481	$ 26,898